Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of major components of tax expense

€ millions	2025	2024	2023
Current tax expense
Tax expense for current year	2,711	1,881	1,935
Taxes for prior years	287	53	17
Total current tax expense	2,998	1,934	1,952
Deferred tax expense/income
Origination and reversal of temporary differences	-208	-258	-222
Unused tax losses, research and development tax credits, and foreign tax credits	154	-62	11
Total deferred tax income	-54	-320	-211
 Total income tax expense	2,944	1,614	1,741

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2025	2024	2023
 Profit before tax from continuing operations	10,270	4,764	5,341
Tax expense at applicable tax rate of 26.8% (2024: 26.7%; 2023: 26.5%)	2,750	1,270	1,418
Tax effect of:
Foreign tax rates	-242	-220	-210
Non-deductible expenses	309	325	241
Tax-exempt income	-244	-208	-77
Withholding taxes	282	465	297
Research and development and foreign tax credits	-96	-91	-89
Prior-year taxes	72	-70	-8
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	53	100	138
Other	60	43	31
 Total income tax expense	2,944	1,614	1,741
Effective tax rate (in %)	28.7	33.9	32.6

Schedule of recognized deferred tax assets and liabilities

€ millions	2025	2024
Deferred tax assets
Intangible assets	1,081	1,128
Property, plant, and equipment	35	39
Leases	369	374
Other financial assets	52	69
Trade and other receivables	136	79
Other non-financial assets	72	48
Pension provisions	200	215
Share-based compensation	172	320
Contract liabilities	1,017	928
Trade and other payables	127	148
Financial liabilities	118	138
Other non-financial liabilities	785	844
Provisions	61	107
Net operating loss carryforwards	172	338
Research and development and foreign tax credits	85	80
Total deferred tax assets (gross)	4,482	4,855
Netting	-2,319	-2,181
/ Total deferred tax assets (net)	2,163	2,674
Deferred tax liabilities
Intangible assets	517	655
Property, plant, and equipment	65	80
Leases	326	336
Other financial assets	330	346
Trade and other receivables	92	79
Other non-financial assets	790	739
Pension provisions	23	28
Share-based compensation	2	5
Contract liabilities	26	21
Trade and other payables	73	44
Financial liabilities	128	157
Other non-financial liabilities	12	12
Provisions	7	5
Total deferred tax liabilities (gross)	2,391	2,507
Netting	-2,319	-2,181
/ Total deferred tax liabilities (net)	72	326

Schedule of movement of deferred tax assets and liabilities

€ millions	2025	2024	2023
Total deferred tax assets (net) at the beginning of the period	2,348	1,930	1,854
Change in items of the Consolidated Income Statements	54	320	211
Change in items of the Consolidated Statements of Comprehensive Income	-1	-2	34
Change in items of the Consolidated Statements of Changes in Equity	-80	155	53
Change in consolidated companies	-14	-122	-128
Other changes (includes mainly currency translation differences)	-216	67	-94
Total deferred tax assets (net) at the end of the period	2,091	2,348	1,930

Schedule of items not resulting in a deferred tax asset

€ millions	2025	2024	2023
Unused tax losses
Not expiring	628	291	151
Expiring in the following year	6	4	28
Expiring after the following year	287	392	216
Total unused tax losses	921	687	395
Deductible temporary differences	340	375	325
Unused research and development and foreign tax credits
Not expiring	31	41	59
Expiring after the following year	4	8	5
Total unused tax credits	35	49	64